Basis of Presentation and Summary of Significant Accounting Policies - Joint Venture (Details) (Corporate Joint Venture, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 21, 2012	Dec. 31, 2011	Jul. 12, 2012
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Amortization Period of Basis Difference	40 years 0 months
Excess distributions received from unconsolidated joint venture			$ (7.7)
Equity Method Investments, Basis difference	1.9
Equity Method Investment, Unallocated Gains (Losses)	$ (2.4)	$ (2.5)